NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail) (USD $)	0 Months Ended	1 Months Ended	0 Months Ended		1 Months Ended		3 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended											184 Months Ended	193 Months Ended															3 Months Ended		12 Months Ended						1 Months Ended					3 Months Ended	19 Months Ended	37 Months Ended				3 Months Ended				0 Months Ended	1 Months Ended	3 Months Ended		3 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended
	Mar. 12, 2012	Mar. 23, 2012	Feb. 14, 2012	Nov. 08, 2010	Mar. 31, 2012	Oct. 18, 2010	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Nov. 07, 2011	Dec. 19, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2005	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 1999	Dec. 31, 1998	Dec. 31, 2011	Sep. 30, 2012	Sep. 20, 2012	Sep. 04, 2012	Aug. 30, 2012	Aug. 02, 2012	Jul. 26, 2012	Jul. 14, 2012	Jul. 13, 2012	Jul. 02, 2012	Mar. 31, 2007	Jan. 18, 2007	Sep. 30, 2012 2007 Stock Option Plan [Member]	Sep. 30, 2012 25 Cents Per Warrnt [Member]	Sep. 30, 2012 50 Cents Per Warrant [Member]	Sep. 30, 2012 Convertible Debt Securities [Member]	Sep. 30, 2012 Asher Enterprises Inc [Member]	Sep. 30, 2012 Individual Investors [Member]	Dec. 31, 2010 Former CEO [Member]	Dec. 31, 2008 Former CEO [Member]	Sep. 30, 2012 Former CEO [Member]	Dec. 15, 2010 Former CEO [Member]	Dec. 14, 2010 Former CEO [Member]	Oct. 12, 2010 Former CEO [Member]	Jan. 31, 2012 Director [Member]	Jan. 31, 2012 Chief Executive Officer [Member]	Mar. 31, 2007 Chief Executive Officer [Member]	Jan. 31, 2012 Chief Operating Officer [Member]	Sep. 30, 2012 JMJ Financial Inc [Member] Maximum [Member]	Sep. 30, 2012 JMJ Financial Inc [Member]	Sep. 30, 2012 JMJ Financial Inc [Member]	Feb. 22, 2014 JMJ Financial Inc [Member]	Feb. 28, 2014 JMJ Financial Inc [Member]	Feb. 28, 2011 JMJ Financial Inc [Member]	Feb. 22, 2011 JMJ Financial Inc [Member]	Sep. 30, 2012 Asher Enterprises Inc [Member]	Aug. 15, 2012 Asher Enterprises Inc [Member]	Jun. 21, 2012 Asher Enterprises Inc [Member]	May 15, 2012 Asher Enterprises Inc [Member]	Jan. 03, 2012 Tca Global Credit Master Fund Lp [Member]	Aug. 31, 2012 Tca Global Credit Master Fund Lp [Member]	Sep. 30, 2012 Tca Global Credit Master Fund Lp [Member]	Mar. 31, 2012 Tca Global Credit Master Fund Lp [Member]	Sep. 30, 2012 Individual Investors [Member]	Feb. 10, 2012 Private Convertible Debt Placement With Individual Investors [Member]	Sep. 30, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2007 Maximum [Member]	Sep. 30, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2007 Minimum [Member]	Dec. 31, 2008 Clear Image Acquisition Corp [Member]	Mar. 31, 2007 Clear Image Acquisition Corp [Member]	Dec. 31, 2007 Clear Image Acquisition Corp [Member]
Convertible Notes Payable																																							$ 240,000																$ 500,000	$ 1,050,000	$ 138,000	$ 42,500	$ 42,500	$ 53,000			$ 175,000	$ 225,000
Debt Instrument, Interest Rate, Stated Percentage		22.00%	22.00%																																		8.00%																		8.00%	8.00%		8.00%						12.00%
Debt Instrument, Maturity Date																																																					Feb. 22, 2014	Feb. 28, 2014
Convertible Promissory Principal Amount																																																			191,663	191,663
Debt Conversion, Converted Instrument, Amount (in Dollars)								1,171,826				962,124	175,000																									88,500	350,000		133,030																					50,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares)								7,415,913				3,021,738	399,441																									1,270,101	2,725,136	400,000	271,491																				559,268	294,118
Convertible Debt																								15,000	25,000	25,000	25,000	75,000	50,000	100,000	25,000																			1,050,000	191,663	191,663
Proceeds from Convertible Debt		42,500	46,000				390,000	436,184	0			94,624										94,624	530,808																													450,000									225,000					325,000
Class of Warrant or Right, Outstanding (in Shares)																																			3,666,005	1,833,002
Debt Instrument, Convertible, Interest Expense				50,000			98,558																																												21,701												51,333
Debt Instument Remaining Amount							200,278	200,278															200,278
Debt Instrument, Convertible, Conversion Price (in Dollars per share)							$ 0.00009	$ 0.00009			$ 0.00009												$ 0.00009
Debt Instrument, Convertible, Beneficial Conversion Feature							530,807			42,500	52,123.97	94,624																																													289,377								241,430
Due to Related Parties, Current																																										708,187	740,568	924,568	924,568
Common Stock, Shares Authorized (in Shares)							250,000,000	250,000,000				250,000,000	250,000,000									250,000,000	250,000,000										250,000,000											400,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)																																		20,000,000
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares)																																														1,000,000	1,000,000		500,000
Share-based Goods and Nonemployee Services Transaction, Quantity of Securities Issued (in Shares)					200,000
Finite-Lived Intangible Assets, Remaining Amortization Period																																																																			40	40		7	7
Noncash or Part Noncash Acquisition, Interest Acquired																																																																											62.20%
Stock Issued During Period, Shares, Acquisitions (in Shares)																																																2,286,000																									12,208	8,273,788	8,200,000
Share Price (in Dollars per share)																																																																					$ 0.50			$ 0.40			$ 0.40
Derivative, Gain on Derivative (in Dollars)						10,801
Derivative, Cost of Hedge (in Dollars)						561						(250,727)	(48,861)
Debt Instrument, Increase (Decrease), Other, Net (in Dollars)						125,000
Increase (Decrease) in Derivative Liabilities (in Dollars)						164,760		(162,014)				(40,030)
Business Acquisition, Percentage of Voting Interests Acquired																																																																											62.20%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)																																																																											8,200,000
Business Acquisition, Purchase Price Allocation, Goodwill Amount (in Dollars)																																23,274																																											23,000
Debt Instrument, Unamortized Discount (in Dollars)		0.45	0.45				(200,278)	(200,278)				(307,126)	(91,818)									(307,126)	(200,278)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in Shares)	75,000											6,668,000	150,000
Share-based Compensation (in Dollars)	$ 6,750							$ 0	$ 0					$ 342,801	$ 342,801	$ 223,246	$ 130,900	$ 140,000	$ 324,500	$ 89,728	$ 918,187	$ 2,018,280	$ 2,018,280